Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (46,657,535)	$ (42,171,158)	$ (39,891,978)
Adjustments for:
Depreciation expenses	441,004	235,410	200,918
Amortization expenses	4,347	6,355	9,058
Net (gain) loss on fair value changes of financial assets at fair value through profit or loss	46,985	(60,004)
Finance costs	901,612	491,904	416,698
Interest income	(150,610)	(268,330)	(363,137)
Compensation costs of share-based payment transactions	43,783	1,289,737	1,126,595
Loss on disposal of property, plant and equipment	74,195		31,337
Unrealized (gain) loss on foreign exchange, net	135,344	(256,918)	698,608
Impairment loss recognized on intangible assets	23,073,400
Loss on lease modification	64,287
Gain on disposal of licensed rights		(187,244)
Changes in operating assets and liabilities
Decrease in accounts receivable			1,294,034
(Increase) decrease in prepayments	114,676	(111,653)	17,636
Increase (decrease) in trade payables	(3,443,894)	1,417,446	1,621,449
Increase (decrease) in other payables	(156,874)	(108,947)	358,787
Cash used in operations	(25,509,280)	(39,723,402)	(34,479,995)
Interest received	150,610	268,330	363,137
Interest paid	(36,037)
Income tax paid	(408,002)	(14,439)
Net cash used in operating activities	(25,802,709)	(39,469,511)	(34,116,858)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(2,992)	(80,262)	(291,432)
Proceeds from disposal of property, plant and equipment	5,826
Payments for intangible assets		(23,002,895)	(8,844)
(Increase) decrease in refundable deposits	2,546	(11,133)	(36,168)
Net cash (used in) generated from investing activities	5,380	(23,094,290)	(336,444)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	3,250,000	4,060,357	228,514
Repayment of the principal portion of lease liabilities	(243,265)
Proceeds from new share capital	14,733,015	42,180,000	33,060,951
Proceeds from exercise of employee share options	24,000	48,000
Payments for transaction costs attributable to the issuance of ordinary shares	(1,172,291)	(5,388,866)
Proceeds from non-controlling interests	2,500,000
Net cash generated from financing activities	19,091,459	40,899,491	33,289,465
NET DECREASE IN CASH AND CASH EQUIVALENTS	(6,705,870)	(21,664,310)	(1,163,837)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	28,908,901	50,573,211	51,737,048
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 22,203,031	$ 28,908,901	$ 50,573,211